Other Payables and Accruals (Details) - Schedule of Other Payables and Accruals - USD ($)		Dec. 31, 2023		Dec. 31, 2022		Jan. 01, 2022
Schedule of Other Payables and Accruals [Abstract]
Liabilities incurred for long-term employee benefits	[1]			$ 208,698
Other payables	[2]	5,089,409		2,107,490
Accruals		2,979,578		4,143,841
Contract liabilities		1,312,735	[3]	301,986	[3]	$ 568,354
Total		$ 9,381,722		$ 6,553,317

[1]	The terms of all outstanding awards granted under the Group’s Value Creation Plan were modified in 2023 such that they will be settled by a fixed number of the Company’s ordinary shares and as a result, the outstanding awards have been reclassified to equity during the year.
[2]	Other payables are non-interest-bearing and are normally settled on 30 to 120-day terms.
[3]	Details of contract liabilities are as follows: